Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - As Restated [Member] - $ / shares	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 08, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
IPO price	10.00	10.00	10.00	10.00
Implied stock price range (or underlying asset price at December 31, 2020)	$ 10.76	$ 10.20	$ 9.70	$ 9.51
Volatility	30.50%	26.95%	17.45%	18.70%
Term	5 years 3 months	5 years 6 months	5 years 9 months	5 years 332 days
Risk-free rate	0.40%	33.00%	37.00%	0.44%
Dividend yield	0.00%	0.00%	0.00%	0.00%